Regulatory Requirements	6 Months Ended
Sep. 30, 2023
Regulatory Requirements [Abstract]
Regulatory Requirements

12. Regulatory Requirements

The following table illustrates the minimum regulatory capital as established by the Hong Kong Securities and Futures Commission that the Company’s subsidiaries were required to maintain as of September 30, 2023 and March 31, 2023, and the actual amounts of capital that were maintained.

Capital requirements as of September 30, 2023

	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$383,103	$9,276,702	$8,893,599	2,421%
Zhong Yang Capital Limited	383103	656,255	273,152	171%
Total	$766,206	$9,932,957	$9,166,751	1,296%

Capital requirements as of March 31, 2023

	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$382,170	$4,790,634	$4,408,464	1,254%
Zhong Yang Capital Limited	382,170	642,556	260,386	168%
Total	$764,340	$5,433,190	$4,668,850	711%